UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    STG Capital Management, LP

Address: 780 Third Avenue
         Suite 301
         New York, New York 10017


13F File Number: 28-11072

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Stan Gonzalez
Title:   Chief Financial Officer
Phone:   212-622-7713


Signature, Place and Date of Signing:


 /s/ Stan Gonzalez               New York, New York          February  12, 2008
---------------------           --------------------       ---------------------
     [Signature]                    [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    37

Form 13F Information Table Value Total:   $198,803
                                         (thousands)


List of Other Included Managers: NONE

                                                      FORM 13F INFORMATION TABLE
                                                      STG Capital Management, LP

COLUMN 1                         COLUMN  2      COLUMN 3     COLUMN 4      COLUMN 5      COLUMN 6   COLUMN 7       COLUMN 8

                                 TITLE                      VALUE     SHRS OR   SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                   OF CLASS       CUSIP       (X$1000)  PRN AMT   PRN CALL DISCRETION  MANAGERS  SOLE      SHARED NONE
--------------                   --------       -----       --------  -------   --- ---- ----------  --------  ----      ------ ----
ADVANCED ANALOGIC TECHNOLOGI     COM            00752J108    5,674      503,054 SH       SOLE                    503,054 0      0
ARIBA INC                        COM NEW        04033V203    5,797      519,889 SH       SOLE                    519,889 0      0
AUTHENTEC INC                    COM            52660107     1,068       73,449 SH       SOLE                     73,449 0      0
BROADCOM CORP                    CL A           111320107    3,313      126,723 SH       SOLE                    126,723 0      0
CEVA INC                         COM            157210105    4,963      406,469 SH       SOLE                    406,469 0      0
CHECK POINT SOFTWARE TECH LT     ORD            M22465104   11,138      507,200 SH       SOLE                    507,200 0      0
CISCO SYS INC                    COM            17275R102    8,663      320,000 SH       SOLE                    320,000 0      0
CITRIX SYS INC                   COM            177376100   11,213      295,000 SH       SOLE                    295,000 0      0
COMMVAULT SYSTEMS INC            COM            204166102    8,126      383,669 SH       SOLE                    383,669 0      0
E M C CORP MASS                  COM            268648102    7,042      380,000 SH       SOLE                    380,000 0      0
F5 NETWORKS INC                  COM            315616102    4,278      150,000 SH       SOLE                    150,000 0      0
FAIRCHILD SEMICONDUCTOR INTL     COM            303726103    5,116      354,500 SH       SOLE                    354,500 0      0
INFINEON TECHNOLOGIES AG         SPONSORED ADR  45662N103    8,956      769,350 SH       SOLE                    769,350 0      0
INFORMATICA CORP                 COM            45666Q102    3,967      220,145 SH       SOLE                    220,145 0      0
INTEGRATED DEVICE TECHNOLOGY     COM            458118106    2,151      190,132 SH       SOLE                    190,132 0      0
INTEL CORP                       COM            458140100   11,997      450,000 SH       SOLE                    450,000 0      0
MANHATTAN ASSOCS INC             COM            562750109    7,683      291,450 SH       SOLE                    291,450 0      0
MARVELL TECHNOLOGY GROUP LTD     ORD            G5876H105    3,337      238,700 SH       SOLE                    238,700 0      0
MELLANOX TECHNOLOGIES LTD        SHS            M51363113    3,494      191,750 SH       SOLE                    191,750 0      0
MICREL INC                       COM            594793101    2,192      259,398 SH       SOLE                    259,398 0      0
NETLOGIC MICROSYSTEMS INC        COM            64118B100    3,359      104,307 SH       SOLE                    104,307 0      0
NETWORK APPLIANCE INC            COM            64120L104    5,241      210,000 SH       SOLE                    210,000 0      0
NUANCE COMMUNICATIONS INC        COM            67020Y100    3,341      178,831 SH       SOLE                    178,831 0      0
NVIDIA CORP                      COM            67066G104    5,055      148,600 SH       SOLE                    148,600 0      0
ON SEMICONDUCTOR CORP            COM            682189105   14,696    1,655,000 SH       SOLE                  1,655,000 0      0
ORACLE CORP                      COM            68389X105    1,693       75,000 SH       SOLE                     75,000 0      0
QLOGIC CORP                      COM            747277101    3,664      258,000 SH       SOLE                    258,000 0      0
QUALCOMM INC                     COM            747525103    3,935      100,000 SH       SOLE                    100,000 0      0
QUEST SOFTWARE INC               COM            74834T103    3,282      177,982 SH       SOLE                    177,982 0      0
RIVERBED TECHNOLOGY INC          COM            768573107    3,877      145,000 SH       SOLE                    145,000 0      0
SHANDA INTERACTIVE ENTMT LTD     SPONSORED ADR  81941Q203    7,001      210,000 SH       SOLE                    210,000 0      0
SINA CORP                        ORD            G81477104    2,215       50,000 SH       SOLE                     50,000 0      0
SPREADTRUM COMMUNICATIONS IN     ADR            849415203      600       48,900 SH       SOLE                     48,900 0      0
SUPERTEX INC                     COM            868532102    3,955      126,395 SH       SOLE                    126,395 0      0
TIBCO SOFTWARE INC               COM            88632Q103    4,669      578,598 SH       SOLE                    578,598 0      0
VICOR CORP                       COM            925815102    6,470      414,978 SH       SOLE                    414,978 0      0
YAHOO INC                        COM            984332106    5,582      240,000 SH       SOLE                    240,000 0      0


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